Other Non-Current Financial Assets (Tables)	6 Months Ended
Sep. 30, 2024
Other Non-Current Financial Assets [Abstract]
Schedule of Other Non-Current Financial Assets

Other non-current financial assets consist of the following:

	As of September 30, 2024	As of March 31, 2024
	(US$)	(US$)
Non Current
Deposits	290,828	285,523
Total (A)	290,828	285,523

Current
Deposits	-	300
Advances for network acquisition	4,242,521	3,861,945
Loans and advances to related parties	18,849	17,539
Other loans and advances	388,314	343,173
Total (B)	4,649,685	4,222,957

Total (A) + (B)	4,940,513	4,437,684